 VGOF-P20 06/26

LEGG MASON PARTNERS INCOME TRUST
LEGG MASON PARTNERS INSTITUTIONAL TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JUNE 12, 2026
TO THE SUMMARY PROSPECTUS (AS APPLICABLE),
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B (THE “FUNDS”)

Effective June 30, 2026, Western Asset Management Company Ltd (“Western Asset Japan”) will cease to serve as a subadviser to the Funds. Trading activities previously performed by Western Asset Japan will be allocated, as necessary, to Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), a subadviser to the Funds, or will be performed by Western Asset Management Company, LLC (“Western Asset”), a subadviser to the Funds. Accordingly, all references to, and information regarding, Western Asset Japan are deleted in their entirety effective June 30, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST
Western Asset Income Fund	December 1, 2025

WESTERN ASSET FUNDS, INC.
Western Asset Total Return Unconstrained Fund	October 1, 2025

SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2026

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2026

WESTERN ASSET FUNDS, INC.
Western Asset Core Plus Bond Fund	May 1, 2026
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2026

Please retain this supplement for future reference.